Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2013
(Wanger USA) | Wanger USA
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%
Total annual Fund operating expenses	0.96%
(Wanger International) | Wanger International
Operating Expenses:
Management fees	0.91%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.16%
Total annual Fund operating expenses	1.07%
(Wanger Select) | Wanger Select
Operating Expenses:
Management fees	0.80%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%
Total annual Fund operating expenses	0.91%
(Wanger International Select) | Wanger International Select
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.48%
Total annual Fund operating expenses	1.42%